Inventories (Schedule of Inventories) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Inventory Disclosure [Abstract]
Finished goods	¥ 142,615	¥ 159,801
Work in process	66,956	63,113
Raw materials and supplies	121,584	104,961
Total	¥ 331,155	¥ 327,875